BALANCE SHEET DETAILS (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2010 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 ESA Cultural Investment (Hong Kong) limited
Inventories:
Raw materials		$ 3,833,000	$ 9,334,000
Work in process		2,574,000	1,721,000
Finished goods		19,621,000	23,207,000
Total Inventory		26,028,000	34,262,000
Finished goods at customer sites		14,400,000	13,200,000
Inventories held by manufacturing outsource partner		100,000	400,000
Inventory write-down	14,600,000
Number of international customer contracts	2
Prepaids and other current assets
Notes Receivable			48,000
Prepaid-Tax		8,517,000	14,762,000
Advance to Suppliers		3,064,000	1,494,000
Deferred Taxes - Current		3,493,000	1,499,000
Other Receivable		9,890,000	6,251,000
Prepaid others		2,190,000	5,188,000
Total Prepaids and other current assets		27,154,000	29,242,000
Other receivables
Proceeds from loan payments				4,000,000
Loan receivable				$ 5,600,000
Interest rate of debt securities (as a percent)				20.00%